CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY	CNY (¥) shares	USD ($) shares	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)		Additional paid-in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated other comprehensive income (loss) USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Equity (deficit) attributable to The9 limited CNY (¥)	Equity (deficit) attributable to The9 limited USD ($)	Noncontrolling interest CNY (¥)	Noncontrolling interest USD ($)
Balance at Dec. 31, 2015	¥ (241,076,016)		¥ 1,917,620		¥ 2,080,041,288			¥ 28,071,982		¥ (3,372,588)		¥ (2,304,020,698)		¥ (197,362,396)		¥ (43,713,620)
Balance (in shares) at Dec. 31, 2015 | shares			23,701,601	23,701,601
Net loss	(652,365,793)											(593,781,589)		(593,781,589)		(58,584,204)
Currency translation adjustments	(1,754,639)									5,954,611				5,954,611		(7,709,250)
Minority interest change in redemption value	(82,890,188)				(82,890,188)									(82,890,188)
Exercise of options	2,142,554		¥ 14,022		2,128,532									2,142,554
Exercise of options (in shares) | shares			213,900	213,900
Partial disposal of Red 5	244,798,058				244,798,058									244,798,058
Share-based compensation	28,051,735				27,689,259									27,689,259		362,476
Change in equity interest attributable to noncontrolling interest					253,396,755	[1]								253,396,755		(253,396,755)
Issuance of shares of Red 5 upon exercise of stock options	1,039,832				436,128									436,128		603,704
Balance at Dec. 31, 2016	(702,054,457)		¥ 1,931,642		2,525,599,832			28,071,982		2,582,023		(2,897,802,287)		(339,616,808)		(362,437,649)
Balance (in shares) at Dec. 31, 2016 | shares			23,915,501	23,915,501
Net loss	(114,210,210)											(118,165,850)		(118,165,850)		3,955,640
Currency translation adjustments	(9,525,761)									(19,027,771)				(19,027,771)		9,502,010
Minority interest change in redemption value	(57,126,233)
Disposal of Yunmei Partnership	117,983															117,983
Contributions from noncontrolling interest	20,000,000															20,000,000
Exercise of options			¥ 425,483		(425,483)
Exercise of options (in shares) | shares			6,328,535	6,328,535
Share-based compensation	38,029,713				37,727,861									37,727,861		301,852
Accretion in redemption value of redeemable noncontrolling interest	(57,126,233)				(57,126,233)									(57,126,233)
Change in equity interest attributable to noncontrolling interest					(7,060)	[1]								(7,060)		7,060
Issuance of shares of Red 5 upon exercise of stock options					0
Issuance of shares	22,418,125		¥ 971,727		21,446,398									22,418,125
Issuance of shares, shares | shares			14,300,000	14,300,000
Balance at Dec. 31, 2017	(802,350,840)		¥ 3,328,852		2,527,215,315			28,071,982		(16,445,748)		(3,015,968,137)		(473,797,736)		(328,553,104)
Balance (in shares) at Dec. 31, 2017 | shares			44,544,036	44,544,036
Net loss	(233,425,894)											(217,092,926)		(217,092,926)		(16,332,968)
Currency translation adjustments	(1,314,265)	$ (191,153)								7,241,192				7,241,192		(8,555,457)
Minority interest change in redemption value	¥ (40,918,773)	$ (5,951,389)
Exercise of options (in shares) | shares	0	0
derecognition of noncontrolling interests	¥ (20,000,000)															(20,000,000)
Share-based compensation	3,898,328				3,645,751									3,645,751		252,577
Accretion in redemption value of redeemable noncontrolling interest	(40,918,773)
Change in equity interest attributable to noncontrolling interest		$ 0			(40,918,773)	[2]								(40,918,773)		0
Issuance of shares of Red 5 upon exercise of stock options	9,300,578	0			6,126,772									9,300,578		0
Issuance of shares			¥ 3,173,806
Issuance of shares, shares | shares			46,771,429	46,771,429
Balance at Dec. 31, 2018	¥ (1,084,810,866)	$ (157,779,196)	¥ 6,502,658	$ 945,772	¥ 2,496,069,065		$ 363,038,188	¥ 28,071,982	$ 4,082,900	¥ (9,204,556)	$ (1,338,746)	¥ (3,233,061,063)	$ (470,229,228)	¥ (711,621,914)	$ (103,501,114)	¥ (373,188,952)	$ (54,278,082)
Balance (in shares) at Dec. 31, 2018 | shares			91,315,465	91,315,465

[1]	In June 2016, the Group completed a share exchange transaction with L&A and certain other shareholders of Red 5, whereby the Group exchanged approximately 30.6% equity interest (on a fully-diluted basis) owned in Red 5 for a total of 723,313,020 (after a one-to-five stock split) of newly issued shares of L&A, after deducting a 6% of total shares received (769,481,940 shares) for the payment of a service fee to a third-party consultant. As a result, the percentage of noncontrolling interest in Red 5 changed from 10.4% to 58.1%, after deducting shares of Series B redeemable convertible preferred shares (“SBPS”) from total shares of Red 5.
[2]	In June 2016, the Group completed a share exchange transaction with L&A International Holding Limited and certain other shareholders of Red 5, whereby the Group exchanged approximately 30.6% equity interest (on a fully-diluted basis) owned in Red 5 for a total of 723,313,020 (after a one-to-five stock split) of newly issued shares of L&A, after deducting a 6% of total shares received (769,481,940 shares) for the payment of a service fee to a third-party consultant. As a result, the percentage of noncontrolling interest in Red 5 changed from 10.4% to 58.1%, after deducting shares of Series B redeemable convertible preferred shares (“SBPS”) from total shares of Red 5.